Other disclosures - Credit default swaps (Details) - EUR (€) € in Millions	Jun. 30, 2020	Jan. 01, 2020	Dec. 31, 2019
Debt Instruments
Notional amount	€ 8,309		€ 8,309
Financial liabilities at fair value	(921)	€ (1,074)
Hedging derivatives, category | Spain | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	0		0
Financial assets, at fair value	0		0
Hedging derivatives, category | Spain | Bought | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	0		0
Financial assets, at fair value	0		0
Hedging derivatives, category | Spain | Bought | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	914		127
Financial assets, at fair value	42
Financial liabilities at fair value			(2)
Hedging derivatives, category | Spain | Sold | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	0		0
Financial assets, at fair value	0		0
Hedging derivatives, category | Spain | Sold | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	249		340
Financial assets, at fair value	7		4
Hedging derivatives, category | Spain | Net Bought Position | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	665
Financial assets, at fair value	49		2
Hedging derivatives, category | Spain | Net Sold Position | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount			213
Hedging derivatives, category | PORTUGAL | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	0		0
Financial assets, at fair value	0		0
Hedging derivatives, category | PORTUGAL | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount			0
Financial assets, at fair value	0		0
Hedging derivatives, category | PORTUGAL | Bought | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	0		27
Financial assets, at fair value	0		0
Hedging derivatives, category | PORTUGAL | Bought | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	26		0
Financial assets, at fair value	0		0
Hedging derivatives, category | PORTUGAL | Sold | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	0		27
Financial assets, at fair value	0		0
Hedging derivatives, category | PORTUGAL | Sold | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	0		0
Financial assets, at fair value	0		0
Hedging derivatives, category | PORTUGAL | Net Bought Position | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	26
Hedging derivatives, category | ITALY | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount			0
Financial assets, at fair value			0
Hedging derivatives, category | ITALY | Bought | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	325		314
Financial liabilities at fair value	(2)		(5)
Hedging derivatives, category | ITALY | Bought | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	287		60
Financial liabilities at fair value	(1)		(2)
Hedging derivatives, category | ITALY | Sold | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	199		9
Financial assets, at fair value	1		0
Hedging derivatives, category | ITALY | Sold | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	150		60
Financial assets, at fair value	0		2
Hedging derivatives, category | ITALY | Net Bought Position | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	126		305
Hedging derivatives, category | ITALY | Net Bought Position | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	137
Hedging derivatives, category | ITALY | Net Sold Position | Sovereign Risk | Credit default swap
Debt Instruments
Financial liabilities at fair value	(1)		€ (5)
Hedging derivatives, category | ITALY | Net Sold Position | Other Counterparties Risk | Credit default swap
Debt Instruments
Financial liabilities at fair value	(1)
Hedging derivatives, category | GREECE | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	0
Financial assets, at fair value	0
Hedging derivatives, category | GREECE | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	0
Financial assets, at fair value	0
Hedging derivatives, category | GREECE | Bought | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	0
Financial assets, at fair value	0
Hedging derivatives, category | GREECE | Bought | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	0
Financial assets, at fair value	0
Hedging derivatives, category | GREECE | Sold | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	0
Financial assets, at fair value	0
Hedging derivatives, category | GREECE | Sold | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	0
Financial assets, at fair value	0
Hedging derivatives, category | IRELAND | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	0
Financial assets, at fair value	0
Hedging derivatives, category | IRELAND | Other Counterparties Risk | Credit default swap
Debt Instruments
Financial assets, at fair value	0
Hedging derivatives, category | IRELAND | Bought | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	0
Financial assets, at fair value	0
Hedging derivatives, category | IRELAND | Bought | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	0
Financial assets, at fair value	0
Hedging derivatives, category | IRELAND | Sold | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	0
Financial assets, at fair value	0
Hedging derivatives, category | IRELAND | Sold | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	25
Financial assets, at fair value	0
Hedging derivatives, category | IRELAND | Net Sold Position | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	€ 25